CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained profits [Member]	Accumulated other comprehensive (loss) income [Member]	Treasury Stock [Member]	Highway Holdings Limited Shareholders Equity [Member]	Non-controlling Interest [Member]	Total
Balance at beginning at Mar. 31, 2014	$ 38	$ 11,340	$ 770	$ 7	$ (14)	$ 12,141	$ 5	$ 12,146
Balance at beginning (in shares) at Mar. 31, 2014	3,784
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			1,150			1,150	(7)	1,143
Cash dividend ($0.30, $0.40 and $0.27 per share)			(1,138)			(1,138)		(1,138)
Exercise of share options		30				30		30
Exercise of share options (in shares)	18
Acquisition of a subsidiary							25	25
Contribution from a non-controlling shareholder							26	26
Translation adjustments				1		1		1
Balance at end at Mar. 31, 2015	$ 38	11,370	782	8	(14)	12,184	49	12,233
Balance at end (in shares) at Mar. 31, 2015	3,802
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			1,251			1,251	13	1,264
Cash dividend ($0.30, $0.40 and $0.27 per share)			(1,521)			(1,521)		(1,521)
Translation adjustments				(42)		(42)		(42)
Balance at end at Mar. 31, 2016	$ 38	11,370	512	(34)	(14)	11,872	62	11,934
Balance at end (in shares) at Mar. 31, 2016	3,802
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			527			527	(2)	525
Cash dividend ($0.30, $0.40 and $0.27 per share)			(1,026)			(1,026)		(1,026)
Acquisition of additional interests in subsidiaries							(21)	(21)
Translation adjustments				(102)		(102)		(102)
Balance at end at Mar. 31, 2017	$ 38	$ 11,370	$ 13	$ (136)	$ (14)	$ 11,271	$ 39	$ 11,310
Balance at end (in shares) at Mar. 31, 2017	3,802